NOTES RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE, NET-THIRD PARTIES
Schedule of Notes receivable, net-third parties

	As of December 31,
	2019	2020
	RMB	RMB
Notes receivable	1,529,800,657	1,051,743,491
Provision for notes receivable	—	(182,338)
Notes receivable, net	1,529,800,657	1,051,561,153

Schedule of Movement of Allowance for notes recievable

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	—	—	—
Impact of adopting ASC Topic 326	—	—	223,000
Addition	—	—	—
Reversal	—	—	(40,662)
At end of year	—	—	182,338